Note 4. Loans	12 Months Ended
Dec. 31, 2011
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]
NOTE 4 - LOANS

The composition of loans by major loan category is presented below:

(Dollars in thousands)	December 31,	December 31,
	2011	2010
Real estate secured loans:
Residential 1-4 Family	$166,414	$156,766
Multifamily	5,144	6,657
Commercial	81,253	92,481
Construction and land development	39,241	51,366
Total real estate secured loans	292,052	307,270
Commercial and industrial	25,135	26,242
Consumer	2,037	2,372
Other	515	565
Total gross loans	319,739	336,449
Allowance for loan losses	(10,691)	(9,513)
	$309,048	$326,936

The Company uses a numerical grading system from 1 to 9 to assess the credit risk inherent in its loan portfolio, with Grade 1 loans having the lowest credit risk and Grade 9 loans having the highest credit risk. Loans with credit grades from 1 to 5 are considered passing grade, or acceptable, loans.  Loans with grades from 6 to 9 are considered to have less than acceptable credit quality.  Generally, impaired loans have credit grades of 7 or higher.  Following is a listing and brief description of the various risk grades.  The grading of individual loans may involve the use of estimates.

Credit Grade	Description
1	Loans secured by cash collateral.
2	Loans secured by readily marketable collateral.
3	Top quality loans with excellent repayment sources and no significant identifiable risk of collection.
4	Acceptable loans with adequate repayment sources and little identifiable risk of collection.
5	Acceptable loans with signs of weakness as to repayment or collateral, but with mitigating factors that minimize the risk of loss.
6	Watch List or Special Mention loans with underwriting tolerances and/or exceptions with no mitigating factors that may, due to economic or other factors, increase the risk of loss.
7	Classified substandard loans inadequately protected by the paying capacity or net worth of the obligor, or of the collateral with weaknesses that jeopardize the liquidation of the debt.
8	Classified doubtful loans in which collection or liquidation in full is highly improbable.
9	Classified loss loans that are uncollectible and of such little value that continuance as an asset is not warranted.

The following tables provide a summary of our credit risk profile by loan categories as of December 30, 2011 and December 31, 2010 (including nonaccrual loans).

(Dollars in thousands)

Credit Risk Profile by Creditworthiness Category

As of December 31, 2011 and December 31, 2010

	Real Estate Secured
	Residential 1-4 Family		Multi Family		Commercial		Construction and Land Development
	2011	2010	2011	2010	2011	2010	2011	2010
Grade
1	$-	$-	$-	$-	$-	$-	$-	$-
2	-	-	-	-	-	-	-	-
3	44,087	33,374	-	-	8,469	5,770	7,851	5,899
4	61,509	67,724	715	745	27,461	28,268	9,020	13,257
5	45,213	41,960	1,921	3,030	26,026	38,308	14,575	17,013
6	2,707	3,585	-	396	9,714	7,857	277	701
7	11,957	7,978	2,508	1,315	8,781	10,272	4,306	12,674
8	941	2,145	-	1,171	802	2,006	3,212	1,822
9	-	-	-	-	-	-	-	-

Total	$166,414	$156,766	$5,144	$6,657	$81,253	$92,481	$39,241	$51,366

	Non-Real Estate Secured
	Commercial		Consumer		Other		Total
	2011	2010	2011	2010	2011	2010	2011	2010
Grade
1	$2,095	$1,416	$49	$52	$-	$-	$2,144	$1,468
2	-	-	-	-	-	-	-	-
3	2,413	1,959	225	293	258	204	63,303	47,499
4	5,408	4,865	237	334	257	301	104,607	115,494
5	9,034	14,964	1,337	1,542	-	60	98,106	116,877
6	3,992	971	-	23	-	-	16,690	13,533
7	2,193	2,067	189	128	-	-	29,934	34,434
8	-	-	-	-	-	-	4,955	7,144
9	-	-	-	-	-	-	-	-

Total	$25,135	$26,242	$2,037	$2,372	$515	$565	$319,739	$336,449

	Residential – Prime		Residential – Subprime (1)		Residential Total
	2011	2010	2011	2010	2011	2010
Grade
Pass	$143,777	$139,572	$7,032	$3,486	$150,809	$143,058
Special Mention	2,707	3,585	-	-	2,707	3,585
Substandard	8,452	6,480	3,505	1,498	11,957	7,978
Doubtful	941	1,592		553	941	2,145

Total	$155,877	$151,229	$10,537	$5,537	$166,414	$156,766

(1)	1-4 Family Residential loans where the borrower has a credit score less than 660and a debt to income ratio over 50% at origination or renewal.

The following tables provide a summary of past due loans by loan category as of December 31, 2011 and December 31, 2010.

(Dollars in thousands)

Past Due Loans For the Periods Ended December 31, 2011 and December 31, 2010
December 31, 2011	30-59 Days Past Due	60-89 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Loans Receivable	Recorded Investment > 90 Days and Accruing
Real Estate Secured
1-4 Family Residential	$4,897	$957	$4,981	$10,835	$155,579	$166,414	$-
Multifamily Residential	391	-	1,318	1,709	3,435	5,144	-
Commercial Real Estate	387	3,503	962	4,852	76,401	81,253	-
Construction and Land Development	933	115	3,781	4,829	34,412	39,241	-
Non Real Estate Secured
Commercial and Industrial	1,055	405	260	1,720	23,415	25,135	-
Consumer and Other	54	72	-	126	2,426	2,552	-

Total	$7,717	$5,052	$11,302	$24,071	$295,668	$319,739	$-

December 31, 2010	30-59 Days Past Due	60-89 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Loans Receivable	Recorded Investment > 90 Days and Accruing
Real Estate Secured
1-4 Family Residential	$4,601	$1,018	$3,554	$9,173	$147,593	$156,766	$44
Multifamily Residential	-	-	1,171	1,171	5,486	6,657	-
Commercial Real Estate	4,815	1,437	4,908	11,160	81,321	92,481	-
Construction and Land Development	202	182	1,899	2,283	49,083	51,366	-
Non Real Estate Secured
Commercial and Industrial	612	157	526	1,295	24,947	26,242	-
Consumer and Other	45	40	9	94	2,843	2,937	-

Total	$10,275	$2,834	$12,067	$25,176	$311,273	$336,449	$44

The following table provides a summary of nonaccrual loans as of December 31, 2011 and December 31, 2010.

(Dollars in thousands)

	December 31,	December 31,
	2011	2010

1-4 Family Residential Prime	$6,187	$3,674
1-4 Family Residential Subprime (1)	2,817	1,175
Multifamily Residential	1,318	1,171
Commercial Real Estate	5,749	8,771
Construction and Land Development	4,483	3,890
Commercial and Industrial	714	923
Consumer and Other	-	9

Total	$21,268	$19,613

(1)	1-4 Family Residential loans where the borrower has a credit score less than 660and a debt to income ratio over 50% at origination or renewal.

At December 31, 2011 and December 31, 2010, nonaccrual loans totaled $21.3 million and $19.6 million, respectively.  The gross interest income which would have been recorded under the original terms of nonaccrual loans amounted to approximately $1,386,000 and $1,297,000 at December 31, 2011 and December 31, 2010, respectively. At December 31, 2011 and December 31, 2010, impaired loans (which include non-accrual loans and TDRs) totaled $22.3 million and $22.8 million, respectively.  Impaired loans individually evaluated for impairment, which include nonaccrual loans over $250,000 and TDRs, totaled $19.6 million and $19.2 million at December 31, 2011 and December 31, 2010, respectively.  At December 31, 2011 and December 31, 2010, loans over ninety days past due and still accruing interest totaled $0 and $44,000, respectively.

At December 31, 2011 and December 31, 2010, all troubled debt restructurings, including those on nonaccrual status, totaled $4.2 million and $10.9 million, respectively.  The gross interest income that would have been recognized on troubled debt restructurings according to the original loan terms during 2011 totaled approximately $73,000; actual interest income recognized on these loans according to the restructured terms totaled $72,000.  The gross interest income that would have been recognized on troubled debt restructurings according to the original loan terms during 2010 totaled approximately $229,000; actual interest income recognized on these loans according to the restructured terms totaled approximately $190,000. At December 31, 2011 there was one loan totaling $438,000 that had its original loan terms restructured.  During the year ended December 31, 2011, two loans totaling $1.3 million, that previously had their original terms restructured, went into nonaccrual.  During the same period, $1.2 million related to troubled debt restructurings was charged off.  Troubled debt restructurings did not have a material effect to the allowance for loan losses as of December 31, 2011.

The following tables provide a year to date analysis of activity within the allowance for loan losses.

(Dollars in thousands)	December 31,	December 31,
	2011	2010

Balance, beginning of year	$9,513	$10,042
Provision for loan losses	10,023	3,801
Net charge offs	(8,845)	(4,330)
Balance, end of quarter	$10,691	$9,513

	For the Year Ended December 31, 2011
	Beginning Balance	Charge Offs	Recoveries	Provisions	Ending Allowance for Loan Losses
					General Reserves	Specific Reserves	Total
Real Estate Secured
1-4 Family Residential	$2,532	$(1,119)	$125	$1,323	$1,763	$1,098	$2,861
Multifamily Residential	358	(502)	-	441	175	122	297
Commercial Real Estate	1,263	(2,116)	30	3,232	1,691	718	2,409
Construction and Land Development	2,972	(4,021)	124	1,558	625	8	633
Non Real Estate Secured
Commercial and Industrial	619	(1,464)	125	2,618	1,898	-	1,898
Consumer and Other	124	(28)	1	(56)	41	-	41
Other
Other General Reserves	1,345	-	-	170	1,515	-	1,515
Unallocated	300	-	-	737	1,037	-	1,037
Total	$9,513	$(9,250)	$405	$10,023	$8,745	$1,946	$10,691

	For the Year Ended December 31, 2010
	Beginning Balance	Charge Offs	Recoveries	Provisions	Ending Allowance for Loan Losses
					General Reserves	Specific Reserves	Total
Real Estate Secured
1-4 Family Residential	$2,163	$(1,327)	$22	$1,674	$1,723	$809	$2,532
Multifamily Residential	64	(50)	-	344	69	289	358
Commercial Real Estate	2,454	(805)	256	(642)	737	526	1,263
Construction and Land Development	2,413	(2,292)	33	2,818	2,333	639	2,972
Non Real Estate Secured
Commercial and Industrial	683	(63)	23	(24)	619	-	619
Consumer and Other	106	(132)	5	145	124	-	124
Other
Other General Reserves	1,350	-	-	(5)	1,345	-	1,345
Unallocated	809	-	-	(509)	300	-	300
Total	$10,042	$(4,669)	$339	$3,801	$7,250	$2,263	$9,513

Included in unallocated reserves as of December 31, 2011 was approximately $600,000 for commercial real estate credits identified to have potential credit losses; however, management has not yet finalized its analysis of the credits and related collateral.

Impaired loans with a balance of $250,000 or more are evaluated individually for impairment. All other loans are collectively evaluated for impairment.  The following tables provide summaries and totals of loans individually and collectively evaluated for impairment as of December 31, 2011 and December 31, 2010.

(Dollars in thousands)

Loans Receivable:	As of December 31, 2011
	Individually evaluated for impairment	Collectively evaluated for impairment	Total
Real Estate Secured
1-4 Family Residential	$7,668	$158,746	$166,414
Multifamily Residential	2,117	3,027	5,144
Commercial Real Estate	5,568	75,685	81,253
Construction and Land Development	4,216	35,025	39,241
Non Real Estate Secured
Commercial and Industrial	-	25,135	25,135
Consumer and Other	-	2,552	2,552
Total:	$19,569	$300,170	$319,739

Loans Receivable:	As of December 31, 2010
	Individually evaluated for impairment	Collectively evaluated for impairment	Total
Real Estate Secured
1-4 Family Residential	$4,678	$152,088	$156,766
Multifamily Residential	1,993	4,664	6,657
Commercial Real Estate	8,262	84,219	92,481
Construction and Land Development	4,270	47,096	51,366
Non Real Estate Secured
Commercial and Industrial	-	26,242	26,242
Consumer and Other	-	2,937	2,937
Total:	$19,203	$317,246	$336,449

(Dollars in thousands)

Impaired Loans
For the Year ended December 31, 2011
	Unpaid Principal Balance	Recorded Investment (1)	Related Allowance	Life to Date Charge offs	Average Recorded Investment	Interest Income Recognized

With no related allowance recorded:
1-4 Residential Prime	$2,480	$2,325	$-	$155	$2,362	$15
1-4 Residential Subprime (2)	325	239	-	86	241	-
Multifamily Residential	1,131	1,131	-	-	1,224	-
Commercial Real Estate	2,602	2,175	-	427	2,366	-
Construction and Land Development	6,533	4,141	-	2,392	5,773	-
Commercial and Industrial	-	-	-	-	-	-
Consumer and Other	-	-	-	-	-	-

With an allowance recorded:
1-4 Residential Prime	$2,958	$2,958	$769	$-	$2,963	$5
1-4 Residential Subprime (2)	2,146	2,146	330	-	2,179	-
Multifamily Residential	986	986	122	-	923	48
Commercial Real Estate	3,393	3,393	717	-	3,636	-
Construction and Land Development	245	75	8	170	143	-
Commercial and Industrial	-	-	-	-	-	-
Consumer and Other	-	-	-	-	-	-

Total:
1-4 Residential Prime	$5,438	$5,283	$769	$155	$5,325	$20
1-4 Residential Subprime (2)	2,471	2,385	330	86	2,420	-
Multifamily Residential	2,117	2,117	122	-	2,147	48
Commercial Real Estate	5,995	5,568	717	427	6,002	-
Construction and Land Development	6,778	4,216	8	2,562	5,916	-
Commercial and Industrial	-	-	-	-	-	-
Consumer and Other	-	-	-	-	-	-

Total:	$22,799	$19,569	$1,946	$3,230	$21,810	$68

(1)  Impaired balance; excludes accrued interest receivable and deferred fees and costs due to immateriality.

(2) 1-4 Family Residential loans where the borrower has a credit score less than 660 and a debt to income ratio over 50% at origination or renewal.

(Dollars in thousands)

Impaired Loans
For the Year Ended December 31, 2010

	Unpaid Principal Balance	Recorded Investment (1)	Related Allowance	Life to Date Charge offs	Average Recorded Investment	Interest Income Recognized

With no related allowance recorded:
1-4 Residential Prime	$2,736	$1,904	$-	$832	$2,184	$-
1-4 Residential Subprime (2)	326	240	-	86	261	-
Multifamily Residential	410	410	-	-	577	-
Commercial Real Estate	6,010	5,412	-	598	5,490	-
Construction and Land Development	1,577	1,101	-	576	1,358	-
Commercial and Industrial	-	-	-	-	-	-
Consumer and Other	-	-	-	-	-	-

With an allowance recorded:
1-4 Residential Prime	$1,851	$1,851	$670	$-	$1,693	$8
1-4 Residential Subprime (2)	683	683	139	-	583	-
Multifamily Residential	1,596	1,583	289	13	1,322	4
Commercial Real Estate	2,850	2,850	526	-	2,240	-
Construction and Land Development	3,824	3,169	639	655	2,861	15
Commercial and Industrial	-	-	-	-	-	-
Consumer and Other	-	-	-	-	-	-

Total:
1-4 Residential Prime	$4,587	$3,755	$670	$832	$3,877	$8
1-4 Residential Subprime (2)	1,009	923	139	86	844	-
Multifamily Residential	2,006	1,993	289	13	1,899	4
Commercial Real Estate	8,860	8,262	526	598	7,730	-
Construction and Land Development	5,501	4,270	639	1,231	4,219	15
Commercial and Industrial	-	-	-	-	-	-
Consumer and Other	-	-	-	-	-	-

Total:	$21,963	$19,203	$2,263	$2,760	$18,569	$27

(1) Impaired balance and accrued interest, net of deferred fees and costs.

(2) 1-4 Family Residential loans where the borrower has a credit score less than 660 and a debt to income ratio over 50% at origination or renewal